REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2023
Redeemable Convertible Preferred Shares
SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED SHARES ACTIVITIES

The Company’s redeemable convertible preferred shares activities consist of the following:

RMB	Series A	Series B	Series C	Series D	Series E	Series F	Total
Carrying amount as of January 1, 2021	380,664	404,394	713,141	268,573	331,157	691,472	2,789,401
Issuance of Series F Preferred Shares	-	-	-	-	-	257,198	257,198
Accretion of Redeemable Convertible Preferred Shares	588,758	615,764	1,379,371	379,571	610,099	1,305,090	4,878,653
Foreign currency translation adjustment	(7,001)	(7,391)	213,120	(4,768)	98,368	(14,146)	278,182
Balance as of February 9, 2021	962,421	1,012,767	2,305,632	643,376	1,039,624	2,239,614	8,203,434
Conversion to Class A Ordinary Shares	(962,421)	(1,012,767)	(2,305,632)	(643,376)	(1,039,624)	(2,239,614)	(8,203,434)
Balance as of December 31, 2021	-	-	-	-	-	-	-